Accumulated Other Comprehensive Loss (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Cara Therapeutics, Inc.
Summary of Changes in accumulated other comprehensive loss, net of tax, from unrealized gains on available-for-sale marketable securities

Total Accumulated
Other Comprehensive
Loss
Balance, December 31, 2024	$—
Other comprehensive income before reclassifications	—
Amount reclassified from accumulated other comprehensive loss	—
Net current period other comprehensive income	—
Balance, March 31, 2025	$—

Balance, December 31, 2023	$(260)
Other comprehensive income before reclassifications	69
Amount reclassified from accumulated other comprehensive loss	—
Net current period other comprehensive income	69
Balance, March 31, 2024	$(191)

Total Accumulated
Other Comprehensive
Income (Loss)
Balance, December 31, 2021	$(358)
Other comprehensive loss before reclassifications	(1,314)
Amount reclassified from accumulated other comprehensive loss	—
Net current period other comprehensive loss	(1,314)
Balance, December 31, 2022	(1,672)
Other comprehensive income before reclassifications	1,412
Amount reclassified from accumulated other comprehensive loss	—
Net current period other comprehensive income	1,412
Balance, December 31, 2023	$(260)
Other comprehensive income before reclassifications	260
Amount reclassified from accumulated other comprehensive loss	—
Net current period other comprehensive income	260
Balance, December 31, 2024	$—